UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2017

WESTERN ASSET

INTERMEDIATE BOND

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 20% of the duration of its benchmark.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Bond Fund for the six-month reporting period ended November 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2017

II	Western Asset Intermediate Bond Fund

Investment commentary

Economic review

Economic activity in the U.S. improved during the six months ended November 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2017 U.S. gross domestic product (“GDP”)i growth, as revised, was 1.2%. Second quarter 2017 GDP growth then accelerated to 3.1%. Finally, the U.S. Department of Commerce’s final reading for third quarter 2017 GDP growth — released after the reporting period ended — was 3.2%. Stronger growth was attributed to a number of factors, including positive contributions from private inventory investment and upturns in state and local government spending. These positive factors were partly offset by a decrease in personal consumption expenditures, nonresidential fixed investment and exports.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on November 30, 2017, the unemployment rate was 4.1%, as reported by the U.S. Department of Labor. This equaled the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In November 2017, 23.8% of Americans looking for a job had been out of work for more than six months, versus 24.3% when the period began.

Western Asset Intermediate Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

The Fed’s next rate hike occurred at its meeting that ended on March 15, 2017, as it raised rates to a range between 0.75% and 1.00%. At its meeting that concluded on June 14, 2017, the Fed then raised rates to a range between 1.00% and 1.25%. During its meeting that concluded on September 20, 2017, the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” Finally, at its meeting that ended on December 13, 2017, after the reporting period ended, the Fed raised rates to a range between 1.25% and 1.50%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended November 30, 2017. The yield for the two-year Treasury note began the reporting period at 1.28%. The low for the period of 1.27% occurred on September 7 and September 8, 2017. The yield for the two-year Treasury note ended the reporting period at 1.78% — equaling its high for the period. The yield for the ten-year Treasury began the reporting period at 2.21% and ended the period at 2.42%. The low for the period of 2.05% occurred on September 7, 2017 and the peak of 2.46% took place on October 26, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated given shifting expectations for global growth, questions regarding future central bank monetary policy, uncertainties pertaining to U.S. fiscal policy and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned 0.68% during the six-month reporting period ended November 30, 2017.

Performance review

For the six months ended November 30, 2017, Class I shares of Western Asset Intermediate Bond Fund returned 1.06%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Intermediate U.S. Government/Credit Indexv, returned 0.10% for the same period. The Lipper Core Plus Bond Funds Category Average1 returned 0.95% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 263 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Intermediate Bond Fund

Performance Snapshot as of November 30, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate Bond Fund[1]:
Class A	0.89%
Class C	0.52%
Class R	0.72%
Class I	1.06%
Class IS	1.08%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	0.10%
Lipper Core Plus Bond Funds Category Average	0.95%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2017 for Class A, Class C, Class R, Class I and Class IS shares were 1.77%, 1.31%, 1.72%, 2.37% and 2.42%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 0.84%, 1.58%, 1.26%, 0.50% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.15% for Class R shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a

[1]

Effective June 1, 2017, the Fund changed its security pricing methodology to now use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

Western Asset Intermediate Bond Fund	V

Investment commentary (cont’d)

class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2017

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

VI	Western Asset Intermediate Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of November 30, 2017 and May 31, 2017 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2017 and held for the six months ended November 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.89%	$1,000.00	$1,008.90	0.75%	$3.78	Class A	5.00%	$1,000.00	$1,021.31	0.75%	$3.80
Class C	0.52	1,000.00	1,005.20	1.56	7.84	Class C	5.00	1,000.00	1,017.25	1.56	7.89
Class R	0.72	1,000.00	1,007.20	1.15	5.79	Class R	5.00	1,000.00	1,019.30	1.15	5.82
Class I	1.06	1,000.00	1,010.60	0.50	2.52	Class I	5.00	1,000.00	1,022.56	0.50	2.54
Class IS	1.08	1,000.00	1,010.80	0.45	2.27	Class IS	5.00	1,000.00	1,022.81	0.45	2.28

2	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

[1]	For the six months ended November 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (183), then divided by 365.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — November 30, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays Intermediate U.S. Government/Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA IBF	— Western Asset Intermediate Bond Fund

4	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — November 30, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays Intermediate U.S. Government/Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA IBF	— Western Asset Intermediate Bond Fund

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

November 30, 2017

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 30.9%
U.S. Government Agencies — 2.0%
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	$1,910,000	$2,136,398
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	8,690,000	8,369,212
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	3,600,000	3,804,268
Total U.S. Government Agencies				14,309,878
U.S. Government Obligations — 28.9%
U.S. Treasury Bonds	3.750%	11/15/43	41,900,000	49,191,582
U.S. Treasury Bonds	3.000%	2/15/47	6,510,000	6,725,644
U.S. Treasury Bonds	3.000%	5/15/47	6,590,000	6,808,937
U.S. Treasury Bonds	2.750%	8/15/47	5,390,000	5,299,465
U.S. Treasury Bonds	2.750%	11/15/47	4,370,000	4,299,244
U.S. Treasury Notes	1.875%	4/30/22	14,470,000	14,325,583
U.S. Treasury Notes	1.750%	6/30/22	9,310,000	9,158,531
U.S. Treasury Notes	2.000%	10/31/22	270,000	268,270
U.S. Treasury Notes	1.500%	2/28/23	21,250,000	20,542,358
U.S. Treasury Notes	1.250%	7/31/23	8,430,000	7,997,963
U.S. Treasury Notes	2.125%	3/31/24	23,260,000	23,049,206
U.S. Treasury Notes	2.000%	5/31/24	1,220,000	1,198,888
U.S. Treasury Notes	2.000%	6/30/24	9,980,000	9,801,062
U.S. Treasury Notes	2.125%	7/31/24	5,180,000	5,124,659
U.S. Treasury Notes	1.875%	8/31/24	8,670,000	8,442,412
U.S. Treasury Notes	2.250%	10/31/24	5,590,000	5,568,819
U.S. Treasury Notes	2.250%	11/15/24	15,890,000	15,824,826
U.S. Treasury Notes	2.125%	11/30/24	8,640,000	8,534,700
Total U.S. Government Obligations				202,162,149
Total U.S. Government & Agency Obligations (Cost — $217,017,935)				216,472,027
Asset-Backed Securities — 9.3%
Access Group Inc., 2005-A A3 (3 mo. USD LIBOR + 0.400%)	1.767%	7/25/34	1,622,677	1,612,290	(a)
Apex Credit CLO LLC, 2016-1A A2A (3 mo. USD LIBOR + 0.750%)	2.125%	7/27/28	650,000	650,219	(a)(b)
Apidos CLO, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	2.863%	10/20/27	1,500,000	1,506,592	(a)(b)
Apollo Credit Funding Ltd., 2004-A A1 (3 mo. USD LIBOR + 1.470%)	2.829%	4/15/27	750,000	750,412	(a)(b)
Ares CLO Ltd., 2014-32A A2R (3 mo. USD LIBOR + 1.650%)	3.066%	11/15/25	500,000	500,349	(a)(b)
Ares CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	2.666%	12/5/25	1,000,000	1,003,343	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	3.525%	3/25/44	688,206	677,267	(a)
BlueMountain CLO Ltd., 2012-2A AR (3 mo. USD LIBOR + 1.420%)	2.856%	11/20/28	1,250,000	1,260,819	(a)(b)

See Notes to Financial Statements.

6	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Carlyle Global Market Strategies, 2013-4A A1 (3 mo. USD LIBOR + 1.470%)	2.829%	10/15/25	$250,000	$250,182	(a)(b)
Carlyle Global Market Strategies, 2014-2A AR (3 mo. USD LIBOR + 1.250%)	2.666%	5/15/25	1,250,000	1,258,846	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.552%	7/20/31	1,250,000	1,252,257	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	3.063%	4/20/29	1,250,000	1,257,669	(a)(b)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	2.678%	1/30/25	294,151	295,508	(a)(b)
CIFC Funding Ltd., 2014-4A A1R (3 mo. USD LIBOR + 1.380%)	2.733%	10/17/26	500,000	500,257	(a)(b)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	2.259%	12/25/35	1,470,000	1,486,332	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	1.389%	11/15/36	955,003	808,573	(a)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.379%	1/15/37	1,106,168	1,053,458	(a)
Credit-Based Asset Servicing and Securitization LLC, 2006-CB1 AV1 (1 mo. USD LIBOR + 0.480%)	1.809%	1/25/36	3,780,727	3,730,105	(a)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.137%	10/27/31	993,196	1,017,406	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	930,514	939,771	(b)
First Franklin Mortgage Loan Asset Backed Certificates, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	2.360%	3/25/33	841,060	827,092	(a)
Greenpoint Manufactured Housing, 2001-2 IA2 (Auction Rate Security)	4.731%	2/20/32	250,000	238,394	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2 (Auction Rate Security)	4.724%	3/13/32	375,000	358,377	(a)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	58,878	58,957	(b)
GSAA Home Equity Trust, 2005-8 A4 (1 mo. USD LIBOR + 0.270%)	1.598%	6/25/35	254,652	256,225	(a)
GT Loan Financing Ltd., 2013-1A A (3 mo. USD LIBOR + 1.270%)	2.648%	10/28/24	500,000	500,329	(a)(b)
Hertz Vehicle Financing LLC, 2017-1A A	2.960%	10/25/21	4,870,000	4,883,860	(b)
Jackson Mill CLO Ltd., 2015-1A A (3 mo. USD LIBOR + 1.540%)	2.899%	4/15/27	750,000	759,626	(a)(b)
LCM Ltd. Partnership, 2023-A A1 (3 mo. USD LIBOR + 1.400%)	2.763%	10/20/29	750,000	763,033	(a)(b)
Magnetite CLO Ltd., 2016-18A A (3 mo. USD LIBOR + 1.400%)	2.816%	11/15/28	740,000	746,032	(a)(b)
Magnetite CLO Ltd., 2016-18A C (3 mo. USD LIBOR + 2.350%)	3.766%	11/15/28	500,000	503,056	(a)(b)
Morgan Stanley Dean Witter Capital I Inc. Trust, 2003-NC2 M1 (1 mo. USD LIBOR + 1.350%)	2.679%	2/25/33	819,045	816,189	(a)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	2.378%	7/26/66	1,870,000	1,901,133	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	1.587%	12/7/20	731,394	732,737	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	2.725%	8/15/29	$500,000	$507,675	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-1 M4 (1 mo. USD LIBOR + 1.155%)	2.484%	2/25/35	1,180,000	1,176,747	(a)
Option One Mortgage Loan Trust, 2005-2 M1 (1 mo. USD LIBOR + 0.660%)	1.989%	5/25/35	1,425,274	1,433,381	(a)
OZLM Ltd., 2015-12A A1 (3 mo. USD LIBOR + 1.450%)	2.828%	4/30/27	1,250,000	1,255,420	(a)(b)
Prosper Marketplace Issuance Trust, 2017-3A A	2.360%	11/15/23	1,700,000	1,701,557	(b)
SLM Student Loan Trust, 2002-A A2 (3 mo. USD LIBOR + 0.550%)	1.870%	12/16/30	1,177,651	1,175,599	(a)
SLM Student Loan Trust, 2003-04 A5A (3 mo. USD LIBOR + 0.750%)	2.070%	3/15/33	704,147	701,213	(a)(b)
SLM Student Loan Trust, 2003-04 A5E (3 mo. USD LIBOR + 0.750%)	2.070%	3/15/33	1,432,857	1,428,582	(a)(b)
SLM Student Loan Trust, 2005-8 A5 (3 mo. USD LIBOR + 0.170%)	1.537%	1/25/40	1,370,000	1,324,283	(a)
SLM Student Loan Trust, 2006-1 A5 (3 mo. USD LIBOR + 0.110%)	1.477%	7/26/21	1,332,877	1,316,478	(a)
SLM Student Loan Trust, 2006-BW A5 (3 mo. USD LIBOR + 0.200%)	1.520%	12/15/39	3,800,720	3,646,726	(a)
Small Business Administration Participation Certificates, 2017-10B 1	2.518%	9/10/27	940,000	942,025
Small Business Administration Participation Certificates, 2017-20D 1	2.840%	4/1/37	362,755	363,088
SMB Private Education Loan Trust, 2016-B A2A	2.430%	2/17/32	1,860,000	1,833,776	(b)
Symphony CLO Ltd., 2016-17A A1 (3 mo. USD LIBOR + 1.500%)	2.859%	4/15/28	500,000	505,461	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A (3 mo. USD LIBOR + 1.550%)	2.903%	7/17/28	1,000,000	1,010,616	(a)(b)
TCI-Symphony CLO, 2016-1A B1 (3 mo. USD LIBOR + 1.800%)	3.159%	10/13/29	750,000	755,879	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	2,455,227	2,475,377	(a)(b)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	1,730,000	1,739,122	(a)(b)(c)
Venture CDO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	2.783%	10/20/28	500,000	507,076	(a)(b)
Venture CDO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/20/30	1,870,000	1,873,258	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.015%	6/7/30	750,000	755,446	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	1,250,000	1,250,046	(b)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	2.889%	10/15/28	500,000	501,675	(a)(b)
Total Asset-Backed Securities (Cost — $64,254,062)				65,337,201
Collateralized Mortgage Obligations (d) — 10.2%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	2.116%	9/15/34	2,320,000	2,324,969	(a)(b)

See Notes to Financial Statements.

8	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
ARM Trust, 2004-5 4A1 (12 mo. USD LIBOR + 2.000%)	3.480%	4/25/35	$748,644	$738,631	(a)
Bank, 2017-BNK7 A5	3.435%	9/15/60	640,000	658,820
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	1.384%	5/28/36	1,680,132	1,661,677	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,263,736	(a)(b)
BX Trust, 2017-IMC A (1 mo. USD LIBOR + 1.050%)	2.300%	10/15/32	2,930,000	2,941,913	(a)(b)
CD Commercial Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	530,000	548,326	(a)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	665,995
Citigroup Commercial Mortgage Trust, 2015-GC33 A4	3.778%	9/10/58	520,000	545,832
Citigroup Mortgage Loan Trust Inc., 2010-3 4A1 (1 year Treasury Constant Maturity Rate + 2.250%)	3.670%	2/25/36	4,156	4,163	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	80,000	85,255
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	70,000	74,110	(a)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.251%	10/10/46	40,000	41,333	(a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	598,168	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.076%	11/12/46	2,594,649	87,891	(a)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.387%	7/15/47	6,003,410	291,144	(a)
Commercial Mortgage Trust, 2014-CR19 C	4.873%	8/10/47	560,000	574,693	(a)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.530%	3/10/47	4,008,222	217,785	(a)
Credit Suisse Mortgage Trust, 2017-LSTK A	2.761%	4/5/33	580,000	583,245	(b)
Credit Suisse Mortgage Trust, 2017-RPL3 A1 (12 mo. USD LIBOR + 2.320%)	4.000%	8/1/57	1,760,000	1,821,369	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2 (1 mo. USD LIBOR + 0.700%)	1.935%	12/29/45	400,272	400,885	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	77	78
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	3,783,717	436,425
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 * 1 mo. USD LIBOR + 6.250%)	5.000%	9/15/42	886,056	135,348	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, Q005 A2	3.352%	10/25/33	630,000	638,320
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	98	5
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	2.978%	4/25/24	789,612	800,233	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	3.928%	12/25/27	675,267	689,039	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M2 (1 mo. USD LIBOR + 2.850%)	4.179%	4/25/28	2,399,266	2,482,013	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2 (1 mo. USD LIBOR + 2.650%)	3.979%	3/25/28	$701,740	$719,433	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	4.228%	7/25/28	1,080,000	1,113,881	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	3.328%	12/25/28	1,360,000	1,386,988	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.448%	11/25/19	2,809,506	53,658	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	602,686
Federal National Mortgage Association (FNMA), 1992-96 B, PO, PAC	0.000%	5/25/22	42	42
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,401,522	158,266
Federal National Mortgage Association (FNMA), 2013-073 IA, IO	3.000%	9/25/32	1,732,982	184,658
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 1.200%)	2.528%	7/25/24	3,057	3,058	(a)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	5.232%	12/25/45	67,813	68,449	(a)(b)
GE Business Loan Trust, 2006-2A A (1 mo. USD LIBOR + 0.280%)	0.511%	11/15/34	694,522	673,654	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.581%	8/20/58	762,082	755,982	(a)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	1.681%	11/20/60	1,975,835	1,971,382	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	1.731%	2/20/61	660,255	659,822	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	1.731%	3/20/61	334,049	333,825	(a)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.011%	4/16/53	3,630,090	123,185	(a)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	1.581%	12/20/62	1,312,950	1,306,155	(a)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.651%	4/16/47	9,561,492	390,334	(a)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.960%	6/16/54	5,235,478	297,318	(a)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.905%	8/16/54	4,577,764	225,850	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.657%	5/16/55	5,441,883	247,792	(a)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.781%	8/16/54	6,984,495	350,823	(a)

See Notes to Financial Statements.

10	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Government National Mortgage Association (GNMA), 2015-07 IO	0.876%	1/16/57	$5,089,299	$306,238	(a)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	258,932	(a)
GS Mortgage Securities Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	1.387%	9/26/37	1,038,070	994,579	(a)(b)
GS Mortgage Securities Trust, 2016-GS3 C	4.123%	10/10/49	570,000	574,527	(a)
HarborView Mortgage Loan Trust, 2004-10 4A (6 mo. USD LIBOR + 2.170%)	3.479%	1/19/35	237,269	235,875	(a)
Hospitality Mortgage Trust, 2017-HIT A (1 mo. USD LIBOR + 0.850%)	2.082%	5/8/30	570,000	572,077	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.250%	11/15/45	160,000	168,831	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.052%	1/15/47	90,000	95,599	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.711%	9/15/47	300,000	301,993	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C29 C	4.342%	5/15/48	1,600,000	1,568,160	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.453%	7/15/48	654,000	669,574	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	1,860,000	1,956,658
JPMBB Commercial Mortgage Securities Trust, 2015-C32 D	4.318%	11/15/48	830,000	640,614	(a)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 C	4.512%	3/15/50	540,000	564,213	(a)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,640,000	1,675,783
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH C (1 mo. USD LIBOR + 2.350%)	3.584%	8/15/27	400,000	400,419	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.977%	5/15/28	1,120,000	1,068,598	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 A5	2.870%	8/15/49	540,000	529,856
Madison Avenue Trust, 2017-330M A	3.294%	8/15/34	630,000	635,346	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1 (6 mo. USD LIBOR + 1.750%)	3.388%	2/25/34	360,331	361,926	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	550,000	586,984	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,130,000	1,179,119
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C31 C	4.464%	11/15/49	570,000	569,889	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A4	3.720%	12/15/49	520,000	544,776
Morgan Stanley Capital I Trust, 2016-BNK2 A4	3.049%	11/15/49	610,000	607,402
Morgan Stanley Capital I Trust, 2016-UB11 A4	2.782%	8/15/49	540,000	527,418
Morgan Stanley Capital I Trust, 2016-UB12 A4	3.596%	12/15/49	530,000	550,178
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	2.229%	7/25/34	291,947	291,114	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Morgan Stanley Re-remic Trust, 2015-R3 9A2 (1 mo. USD LIBOR + 0.260%)	1.754%	4/26/47	$3,517,000	$2,980,604	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,423,863	(a)(b)
MSCG Trust, 2016-SNR C	5.205%	11/15/34	540,000	549,283	(b)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	1,444,768	1,469,080	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	1,435,934	1,496,463	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	1,531,166	1,599,946	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	2,631,730	2,756,118	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	48,158	46,275
SACO I Trust, 2007-VA1 A	8.986%	6/25/21	314,293	318,294	(a)(b)
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.267%	5/10/45	1,755,193	129,090	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.627%	12/10/45	570,000	491,641	(a)(b)
VSD LLC	3.600%	12/25/43	601,921	601,870	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	2.068%	11/25/34	785,705	775,361	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	783,328	777,799	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 C	3.848%	5/15/48	540,000	532,872	(a)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	570,000	586,373
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	1,160,000	1,123,038
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	540,000	537,255
Wells Fargo Mortgage-Backed Securities Trust, 2004-M A7 (1 year Treasury Constant Maturity Rate + 2.490%)	3.503%	8/25/34	221,013	228,270	(a)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	520,000	515,548	(a)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.814%	10/15/57	5,927,348	191,506	(a)
Total Collateralized Mortgage Obligations (Cost — $72,593,903)				71,505,869
Corporate Bonds & Notes — 33.5%
Consumer Discretionary — 1.7%
Automobiles — 0.8%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,125,351
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	800,000	884,847
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	400,000	403,083
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	534,427
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	893,347
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	970,000	989,601
Hyundai Capital America, Senior Notes	2.400%	10/30/18	680,000	679,649	(b)
Total Automobiles				5,510,305
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., Senior Notes	2.750%	12/9/20	800,000	810,103

See Notes to Financial Statements.

12	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	3.500%	3/1/27	$600,000	$614,722
Total Hotels, Restaurants & Leisure				1,424,825
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	100,000	101,286
Newell Brands Inc., Senior Notes	3.850%	4/1/23	300,000	311,324
Newell Brands Inc., Senior Notes	4.200%	4/1/26	250,000	261,783
Total Household Durables				674,393
Internet & Direct Marketing Retail — 0.3%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,080,178	(b)
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	930,000	984,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	160,000	157,680
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	798,366
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	285,617
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	149,790	(b)
Total Media				2,375,453
Total Consumer Discretionary				12,065,154
Consumer Staples — 2.9%
Beverages — 0.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	300,000	302,597
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	810,000	831,444
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	960,000	986,304
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	160,000	181,347
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,240,000	1,321,281
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	810,064
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	520,000	555,096	(b)
Total Beverages				4,988,133
Food & Staples Retailing — 0.4%
CVS Health Corp., Senior Notes	2.250%	12/5/18	290,000	290,544
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,042,742
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	888,901
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	670,000	658,934
Total Food & Staples Retailing				2,881,121
Food Products — 0.7%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,808,491	(b)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	510,000	542,457	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	$152,000	$161,541
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	290,000	298,884
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,146,484	(b)
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	480,000	481,590	(b)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	566,268	(b)
Total Food Products				5,005,715
Tobacco — 1.1%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	736,300
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	50,288
BAT Capital Corp., Senior Notes	2.764%	8/15/22	1,750,000	1,737,308	(b)
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,610,000	1,611,585	(b)
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	800,000	814,097
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	1,320,000	1,314,251
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	1,065,555
Reynolds American Inc., Senior Notes	3.250%	6/12/20	115,000	117,146
Total Tobacco				7,446,530
Total Consumer Staples				20,321,499
Energy — 4.8%
Energy Equipment & Services — 0.3%
Halliburton Co., Senior Bonds	3.800%	11/15/25	740,000	763,685
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,600,000	1,580,000	(b)
Total Energy Equipment & Services				2,343,685
Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,220,000	1,289,714
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	910,000	1,014,838
Apache Corp., Senior Notes	3.250%	4/15/22	616,000	621,644
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	580,000	597,440
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	1,990,000	1,994,268
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,412
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	510,000	522,400
Chevron Corp., Senior Notes	2.954%	5/16/26	1,230,000	1,226,153
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	860,310
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	430,000	455,754
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,280,000	1,302,636
Devon Energy Corp., Senior Notes	5.850%	12/15/25	480,000	557,765
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	1,030,000	1,031,211
Ecopetrol SA, Senior Notes	4.250%	9/18/18	270,000	274,725

See Notes to Financial Statements.

14	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	5.375%	6/26/26	$2,440,000	$2,629,100
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	402,551
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	317,554
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	507,835
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	678,645	(b)
Kerr-McGee Corp., Notes	6.950%	7/1/24	610,000	721,144
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	71,666
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	330,803
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	934,447
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	496,902
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	320,000	333,600
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	416,010
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	500,949
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/15	390,000	374,888
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,260,000	1,291,500	(b)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	521,250
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	758,708
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	1,031,250
PT Pertamina Persero, Senior Notes	6.000%	5/3/42	580,000	660,148	(b)
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	810,000	821,451	(b)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	492,770
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,020,955
Shell International Finance BV, Senior Notes	3.250%	5/11/25	380,000	387,625
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	394,571
Shell International Finance BV, Senior Notes	4.000%	5/10/46	10,000	10,227
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,727,829	(b)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	980,000	1,257,243
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	234,000
Total Oil, Gas & Consumable Fuels				31,084,891
Total Energy				33,428,576
Financials — 13.8%
Banks — 9.6%
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	998,195
Bank of America Corp., Senior Notes	2.600%	1/15/19	550,000	553,169
Bank of America Corp., Senior Notes	5.625%	7/1/20	90,000	97,138
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	612,944
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	986,842
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,648,303

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes	3.875%	8/1/25	$610,000	$640,134
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	468,355
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,156,974	(a)
Bank of America Corp., Senior Notes	5.000%	1/21/44	560,000	659,435
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	746,349
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	330,493
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,206,025
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,407,739	(b)
BNP Paribas SA, Senior Notes	2.700%	8/20/18	690,000	693,966
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,579,663	(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,823,542
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	53,226
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	94,091
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	670,000	704,468
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	980,501
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	187,752
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,620,000	3,809,055
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	287,657
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	133,201
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	665,000	750,619	(a)(b)(e)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	1,720,000	1,852,645
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	1,230,000	1,300,350
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	1,500,000	1,518,490
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	740,350	(a)(b)(e)
Export-Import Bank of India, Senior Bonds	3.375%	8/5/26	660,000	650,375	(b)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,219,067
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,657,549
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	728,192	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	447,860
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	644,767
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,005,221	(b)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	460,000	520,147	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	400,000	398,329	(b)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	2,680,000	2,686,911	(b)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	850,000	870,227	(b)

See Notes to Financial Statements.

16	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	$990,000	$995,445	(b)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	136,646
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,148,434
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,866,280
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,584,308
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	930,000	940,462
National Australia Bank Ltd., Secured Bonds	1.250%	3/8/18	3,240,000	3,235,139	(b)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	620,000	662,491	(b)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	599,716
Skandinaviska Enskilda Banken AB, Secured Mortgage Notes	1.375%	5/29/18	2,200,000	2,195,672	(b)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	3,060,000	3,115,560	(b)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	290,000	304,341	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	1/2/18	2,218,000	2,236,021	(a)(e)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000	122,237	(a)(e)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	704,296
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,724,803
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	416,372
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,290,000	2,414,976
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	100,023
Total Banks				67,353,538
Capital Markets — 2.4%
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,040,000	2,109,748
Daiwa Securities Group Inc., Senior notes	3.129%	4/19/22	220,000	221,415	(b)
Goldman Sachs Capital II, Junior Subordinated Bonds (3 mo. USD LIBOR + 0.768%, min coupon 4.000%)	4.000%	1/2/18	91,000	80,372	(a)(e)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	130,000	146,104
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,640,000	1,638,417
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,255,195
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,157,830
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,553,153
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	290,696
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,350,038
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,385,458
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	68,200
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	1/2/18	6,200,000	0	*(c)(e)(f)(g)(h)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.589%	8/19/65	$360,000	$0	*(a)(c)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	30,000	0	*(c)(g)(h)(i)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,537,112
Morgan Stanley, Senior Notes	5.500%	7/24/20	600,000	645,346
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	380,000	383,304
Total Capital Markets				16,822,388
Consumer Finance — 0.5%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,493,745
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	243,000	271,407
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	530,000	547,755
Synchrony Financial, Senior Bonds	3.000%	8/15/19	430,000	434,101
Toyota Motor Credit Corp., Senior Notes	1.375%	1/10/18	590,000	589,870
Total Consumer Finance				3,336,878
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	1,540,000	1,600,009
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	213,927
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	660,000	(a)(b)
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,326,308	(b)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,459,171
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,160,000	1,297,160
Nationwide Building Society, Senior Notes	2.450%	7/27/21	550,000	546,207	(b)
Total Diversified Financial Services				7,102,782
Insurance — 0.2%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	170,197
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	102,044
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	522,600	(b)
MetLife Inc., Senior Bonds	1.903%	12/15/17	400,000	399,991
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	32,000	44,743	(b)
Total Insurance				1,239,575
Thrifts & Mortgage Finance — 0.1%
Stadshypotek AB, Secured Notes	1.875%	10/2/19	390,000	387,813	(b)
Total Financials				96,242,974

See Notes to Financial Statements.

18	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 2.4%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	2.900%	11/6/22	$220,000	$220,655
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	510,000	521,914
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	124,745
Celgene Corp., Senior Notes	3.550%	8/15/22	410,000	421,931
Celgene Corp., Senior Notes	3.875%	8/15/25	640,000	660,100
Gilead Sciences Inc., Senior Bonds	2.050%	4/1/19	640,000	640,412
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	90,000	94,321
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	540,000	537,555
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	690,459
Total Biotechnology				3,912,092
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, Senior Notes	2.350%	11/22/19	400,000	400,643
Abbott Laboratories, Senior Notes	3.400%	11/30/23	1,000,000	1,016,952
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	870,000	870,810
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	84,000	85,619
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	290,000	306,610
Medtronic Global Holdings S.C.A., Senior Notes	1.700%	3/28/19	580,000	577,843
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	214,952
Medtronic Inc., Senior Notes	3.500%	3/15/25	400,000	413,714
Total Health Care Equipment & Supplies				3,887,143
Health Care Providers & Services — 0.7%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,054,513
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	72,359
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	332,947
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	480,000	471,974
Humana Inc., Senior Notes	7.200%	6/15/18	470,000	482,983
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	110,874
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,254,823
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	780,000	795,708
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	395,505
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	190,000	199,520
Total Health Care Providers & Services				5,171,206
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific Inc., Senior Notes	2.400%	2/1/19	520,000	521,407
Pharmaceuticals — 0.4%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	600,000	610,793
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	1,350,000	1,363,160

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	$680,000	$679,596
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	130,000	128,955
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	207,486
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	60,000	53,166
Total Pharmaceuticals				3,043,156
Total Health Care				16,535,004
Industrials — 2.3%
Aerospace & Defense — 0.5%
Boeing Co., Senior Notes	6.000%	3/15/19	780,000	819,595
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	195,990
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	466,521
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	575,783
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,345,192
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	178,785
Total Aerospace & Defense				3,581,866
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	410,000	407,616
Airlines — 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	73,084	75,825
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	290,567	331,900
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	117,945	119,714
Total Airlines				527,439
Commercial Services & Supplies — 0.4%
Cintas Corp., Senior Notes	2.900%	4/1/22	460,000	465,422
Cintas Corp., Senior Notes	3.700%	4/1/27	1,040,000	1,086,596
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	754,034
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	464,904
Total Commercial Services & Supplies				2,770,956
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	1,250,000	1,254,159
Industrial Conglomerates — 0.7%
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	236,284
General Electric Co., Senior Notes	4.650%	10/17/21	1,330,000	1,426,196
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,257,231
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	228,039
General Electric Co., Subordinated Notes	5.300%	2/11/21	1,184,000	1,278,317
Total Industrial Conglomerates				5,426,067

See Notes to Financial Statements.

20	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Machinery — 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	$360,000	$360,953
Trading Companies & Distributors — 0.0%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	290,000	324,263	(b)
Transportation — 0.2%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	1,500,000	1,503,300	(b)
Total Industrials				16,156,619
Information Technology — 1.5%
Internet Software & Services — 0.2%
Alibaba Group Holding Ltd., Senior Notes	2.800%	6/6/23	680,000	681,679	(j)
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	456,506	(b)
Total Internet Software & Services				1,138,185
IT Services — 0.2%
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	840,031
Visa Inc., Senior Notes	3.150%	12/14/25	290,000	295,952
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	355,805
Total IT Services				1,491,788
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	147,493
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	1,150,000	1,141,361
Total Semiconductors & Semiconductor Equipment				1,288,854
Software — 0.3%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	1,190,000	1,147,806
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,280,000	1,275,256
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	20,214
Total Software				2,443,276
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., Senior Notes	2.000%	11/13/20	370,000	368,354
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,118,883
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	1,580,000	1,600,749	(b)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,110,000	1,159,850	(b)
Total Technology Hardware, Storage & Peripherals				4,247,836
Total Information Technology				10,609,939
Materials — 2.0%
Chemicals — 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,104,381	(b)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	548,130	(b)
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	360,000	379,905
Total Chemicals				2,032,416

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — 1.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	$990,000	$983,807	(b)
BHP Billiton Finance USA Ltd., Subordinated Notes (USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,140,000	1,335,111	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,309,934	(b)
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	72,000	73,444
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	730,000	737,665
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,840,000	1,910,104	(b)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,071,663
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,277,398
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,830,000	3,468,193
Total Metals & Mining				12,167,319
Total Materials				14,199,735
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	2.700%	9/17/19	690,000	693,340	(b)
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.7%
AT&T Inc., Global Notes	5.500%	2/1/18	360,000	362,099
AT&T Inc., Senior Notes	2.850%	2/14/23	990,000	982,359
AT&T Inc., Senior Notes	3.400%	5/15/25	1,070,000	1,052,980
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	660,000	668,153	(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	110,000	116,787
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	360,000	398,722
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	750,590
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	249,000	249,175	(b)
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	410,000	428,115
Total Diversified Telecommunication Services				5,008,980
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,090,000	1,153,454
Total Telecommunication Services				6,162,434
Utilities — 1.1%
Electric Utilities — 1.1%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	530,000	567,100	(b)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	726,225	(b)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,617,975
Duke Energy Corp., Senior Notes	3.150%	8/15/27	510,000	504,838
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,030,000	1,024,123

See Notes to Financial Statements.

22	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	$1,080,000	$1,133,692
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,000,000	1,022,375
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	500,000	551,000	(k)
PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	730,000	728,955	(b)
Total Utilities				7,876,283
Total Corporate Bonds & Notes (Cost — $236,054,829)				234,291,557
Mortgage-Backed Securities — 9.2%
FHLMC — 4.1%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/47-12/1/47	3,634,489	3,815,144
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	12/13/47	11,100,000	11,379,142	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/13/47	12,700,000	13,267,955	(l)
Total FHLMC				28,462,241
FNMA — 4.2%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	2,300	2,431
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.443%)	1.830%	5/1/43	3,411,302	3,516,417	(a)
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-3/1/57	1,547,435	1,586,950
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-8/1/47	15,512,045	16,242,797
Federal National Mortgage Association (FNMA)	4.000%	12/13/47	7,900,000	8,254,265	(l)
Total FNMA				29,602,860
GNMA — 0.9%
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	2,100,000	2,118,981
Government National Mortgage Association (GNMA) II	3.000%	12/20/47	4,400,000	4,434,375	(l)
Total GNMA				6,553,356
Total Mortgage-Backed Securities (Cost — $64,852,130)				64,618,457
Municipal Bonds — 0.1%
Virginia — 0.1%
Virginia State Housing Development Authority Revenue (Cost — $689,825)	6.000%	6/25/34	698,788	738,864
Sovereign Bonds — 4.6%
Brazil — 0.1%
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	480,000	510,120
Canada — 0.4%
Province of Ontario, Senior Bonds	4.400%	4/14/20	1,440,000	1,513,439
Province of Quebec, Notes	2.625%	2/13/23	1,400,000	1,408,132
Total Canada				2,921,571
Colombia — 0.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	920,000	1,046,960

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Colombia — continued
Republic of Colombia, Senior Notes	3.875%	4/25/27	$1,210,000	$1,229,057
Total Colombia				2,276,017
Indonesia — 0.6%
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	240,000	258,685	(k)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	479,000	545,714	(b)
Republic of Indonesia, Senior Notes	3.850%	7/18/27	200,000	205,246	(b)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	2,730,000	3,003,516	(k)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	200,000	220,038	(b)
Total Indonesia				4,233,199
Kazakhstan — 0.2%
Republic of Kazakhstan, Senior Notes	4.875%	10/14/44	1,270,000	1,348,424	(b)
Kuwait — 0.3%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	2,170,000	2,213,322	(b)
Mexico — 0.8%
United Mexican States, Senior Notes	4.000%	10/2/23	2,530,000	2,666,620
United Mexican States, Senior Notes	3.600%	1/30/25	1,340,000	1,371,490
United Mexican States, Senior Notes	4.750%	3/8/44	1,180,000	1,201,830
Total Mexico				5,239,940
Panama — 0.2%
Republic of Panama, Senior Notes	4.500%	5/15/47	1,240,000	1,336,100
Peru — 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	160,000	216,353
Republic of Peru, Senior Bonds	5.625%	11/18/50	990,000	1,269,675
Total Peru				1,486,028
Poland — 0.5%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,380,000	1,504,524
Republic of Poland, Senior Notes	4.000%	1/22/24	1,870,000	2,001,968
Total Poland				3,506,492
Russia — 0.2%
Russian Foreign Bond — Eurobond, Senior Bonds	4.875%	9/16/23	800,000	871,100	(b)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	270,275	315,884	(k)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	85,500	99,928	(b)
Russian Foreign Bond — Eurobond, Senior Notes	4.500%	4/4/22	200,000	212,872	(k)
Total Russia				1,499,784
Saudi Arabia — 0.3%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	1,970,000	1,945,227	(b)
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,077,358	(b)

See Notes to Financial Statements.

24	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Uruguay — 0.2%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	$1,240,000	$1,367,100
Total Sovereign Bonds (Cost — $31,206,509)				31,960,682
U.S. Treasury Inflation Protected Securities — 2.1%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,291,797	1,442,074
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,184,195	1,145,462
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,622,898	2,658,252
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	1,331,994	1,323,949
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	1,838,269	1,851,583
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	6,658,212	6,550,418
Total U.S. Treasury Inflation Protected Securities (Cost — $14,785,783)				14,971,738

Security	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
Eurodollar 1-Year Mid Curve Futures, Put @ $97.88	1/12/18	118	295,000	18,437
Eurodollar 1-Year Mid Curve Futures, Put @ $97.88	2/16/18	118	295,000	25,075
Eurodollar Futures, Call @ $98.50	1/12/18	81	202,500	506
Eurodollar Futures, Put @ $98.25	3/19/18	65	162,500	7,719
U.S. Treasury 5-Year Notes Futures, Call @ $117.00	12/22/17	152	152,000	9,500
U.S. Treasury 10-Year Notes Futures, Call @ $124.50	12/22/17	50	50,000	12,500
U.S. Treasury 10-Year Notes Futures, Call @ $125.00	12/8/17	25	25,000	1,172
U.S. Treasury 10-Year Notes Futures, Call @ $125.00	12/15/17	8	8,000	750
U.S. Treasury 10-Year Notes Futures, Call @ $125.25	12/22/17	50	50,000	4,688
U.S. Treasury 10-Year Notes Futures, Call @ $125.50	12/22/17	24	24,000	1,500
U.S. Treasury 10-Year Notes Futures, Put @ $123.75	12/22/17	38	38,000	11,875
U.S. Treasury 10-Year Notes Futures, Put @ $124.00	12/22/17	96	96,000	40,500
U.S. Treasury Long-Term Bonds Futures, Call @ $153.00	12/22/17	32	32,000	19,000
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00	12/8/17	48	48,000	6,000
Total Purchased Options (Cost — $253,139)				159,222
Total Investments before Short-Term Investments (Cost — $701,708,115)				700,055,617

	Rate		Shares
Short-Term Investments — 4.4%
Western Asset Government Cash Management Portfolio LLC (Cost — $30,596,993)	1.130%		30,596,993	30,596,993	(m)
Total Investments — 104.3% (Cost — $732,305,108)				730,652,610
Liabilities in Excess of Other Assets — (4.3)%				(30,230,028)
Total Net Assets — 100.0%				$700,422,582

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security is valued using significant unobservable inputs (See Note 1).

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on these securities is currently in default as of November 30, 2017.

(g)	Value is less than $1.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(i)	The maturity principal is currently in default as of November 30, 2017.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2017, the Fund held TBA securities with a total cost of $37,465,422.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At November 30, 2017, the total market value of investments in Affiliated Companies was $30,596,993 and the cost was $30,596,993 (See Note 9).

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

26	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

Schedule of Written Options
Schedule of Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Eurodollar 1-Year Mid Curve Futures, Put	1/12/18	$97.75	118	$295,000	$5,162
Eurodollar 1-Year Mid Curve Futures, Put	2/16/18	97.75	118	295,000	10,325
U.S. Treasury 5-Year Notes Futures, Call	12/22/17	117.75	73	73,000	1,141
U.S. Treasury 5-Year Notes Futures, Call	12/22/17	118.25	134	134,000	1,047
U.S. Treasury 5-Year Notes Futures, Call	2/23/18	118.50	75	75,000	3,516
U.S. Treasury 5-Year Notes Futures, Put	12/22/17	116.25	101	101,000	21,305
U.S. Treasury 5-Year Notes Futures, Put	12/22/17	115.50	73	73,000	2,851
U.S. Treasury 5-Year Notes Futures, Put	2/23/18	115.50	75	75,000	14,648
U.S. Treasury 10-Year Notes Futures, Call	12/22/17	126.00	48	48,000	1,500
U.S. Treasury 10-Year Notes Futures, Call	1/26/18	126.50	39	39,000	3,047
U.S. Treasury 10-Year Notes Futures, Put	12/22/17	122.00	33	33,000	1,031
U.S. Treasury 10-Year Notes Futures, Put	1/26/18	122.50	39	39,000	7,312
U.S. Treasury Long-Term Bonds Futures, Call	12/22/17	155.00	58	58,000	10,875
U.S. Treasury Long-Term Bonds Futures, Call	12/22/17	154.00	13	13,000	4,469
U.S. Treasury Long-Term Bonds Futures, Call	2/23/18	158.00	38	38,000	14,844
U.S. Treasury Long-Term Bonds Futures, Put	12/22/17	146.00	26	26,000	1,219
Total Exchange-Traded Written Options (Premiums received — $160,829)					$104,292

At November 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	238	3/18	$51,053,866	$51,028,688	$(25,178)
U.S. Treasury 5-Year Notes	1,442	3/18	168,287,302	167,767,687	(519,615)
U.S. Treasury Ultra Long-Term Bonds	15	3/18	2,489,263	2,473,125	(16,138)
					(560,931)
Contracts to Sell:
90-Day Eurodollar	900	12/17	221,776,299	221,512,500	263,799
90-Day Eurodollar	590	3/18	145,122,138	144,926,125	196,013
90-Day Eurodollar	301	6/18	73,885,704	73,824,013	61,691
90-Day Eurodollar	45	9/18	11,067,604	11,026,125	41,479
90-Day Eurodollar	193	12/18	47,267,565	47,248,812	18,753
90-Day Eurodollar	110	12/19	26,835,493	26,877,125	(41,632)
U.S. Treasury 10-Year Notes	456	3/18	56,810,947	56,565,375	245,572
U.S. Treasury 10-Year Ultra Long-Term Bonds	107	3/18	14,303,473	14,249,391	54,082

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Intermediate Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long-Term Bonds	359	3/18	$ 54,983,674	$54,467,031	$516,643
					1,356,400
Net unrealized appreciation on open futures contracts					$795,469

At November 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$8,200,000	6/13/21	3-Month LIBOR-quarterly	1.185% semi-annually	—	$(261,954)
	8,180,000	6/13/26	1.580% semi-annually	3-Month LIBOR-quarterly	$989	509,479
	26,089,000	11/15/43	2.474% semi-annually	3-Month LIBOR-quarterly	552,840	286,341
Total	$42,469,000				$553,829	$533,866

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2017[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$97,000	6/20/21	0.30%	1.000% quarterly	$2,328	$597	$1,731

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.28 Index	$15,990,000	6/20/22	1.000% quarterly	$342,263	$278,456	$63,807

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater

See Notes to Financial Statements.

28	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Western Asset Intermediate Bond Fund

likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

November 30, 2017

Assets:
Investments in unaffiliated securities, at value (Cost — $701,708,115)	$700,055,617
Investments in affiliated securities, at value (Cost — $30,596,993)	30,596,993
Cash	569,872
Interest receivable	3,761,172
Receivable for securities sold	3,511,878
Deposits with brokers for centrally cleared swap contracts	1,712,276
Deposits with brokers for open futures contracts and exchange-traded options	1,347,480
Receivable for Fund shares sold	931,681
Receivable from broker — variation margin on centrally cleared swaps	125,405
Receivable from broker — variation margin on open futures contracts	46,100
Principal paydown receivable	45,307
OTC swaps, at value (premiums paid — $597)	2,328
Receivable for open OTC swap contracts	194
Prepaid expenses	67,685
Total Assets	742,773,988

Liabilities:
Payable for securities purchased	41,082,605
Distributions payable	452,669
Payable for Fund shares repurchased	363,629
Investment management fee payable	230,243
Written options, at value (premiums received — $160,829)	104,292
Payable for options purchased to close	12,705
Service and/or distribution fees payable	1,479
Directors’ fees payable	1,115
Accrued expenses	102,669
Total Liabilities	42,351,406
Total Net Assets	$700,422,582

Net Assets:
Par value (Note 7)	$64,100
Paid-in capital in excess of par value	706,208,996
Overdistributed net investment income	(17,199)
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(5,632,227)
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(201,088)
Total Net Assets	$700,422,582

See Notes to Financial Statements.

30	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Net Assets:
Class A	$3,536,138
Class C	$687,622
Class R	$330,678
Class I	$385,179,480
Class IS	$310,688,664

Shares Outstanding:
Class A	323,959
Class C	62,854
Class R	30,272
Class I	35,261,095
Class IS	28,422,064

Net Asset Value:
Class A (and redemption price)	$10.92
Class C*	$10.94
Class R (and redemption price)	$10.92
Class I (and redemption price)	$10.92
Class IS (and redemption price)	$10.93
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.40

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	31

Statement of operations (unaudited)

For the Six Months Ended November 30, 2017

Investment Income:
Interest from unaffiliated investments	$9,463,930
Interest from affiliated investments	153,031
Total Investment Income	9,616,961

Expenses:
Investment management fee (Note 2)	1,319,427
Transfer agent fees (Note 5)	92,879
Registration fees	38,593
Fund accounting fees	32,681
Audit and tax fees	27,630
Service and/or distribution fees (Notes 2 and 5)	19,918
Shareholder reports	15,316
Legal fees	8,247
Directors’ fees	8,196
Fees recaptured by investment manager (Note 2)	7,470
Custody fees	5,242
Insurance	4,136
Commitment fees (Note 8)	2,840
Interest expense	313
Miscellaneous expenses	6,467
Total Expenses	1,589,355
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(640)
Net Expenses	1,588,715
Net Investment Income	8,028,246

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	604,509
Futures contracts	(1,367,452)
Written options	352,139
Swap contracts	1,257,722
Net Realized Gain	846,918
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(2,923,423)
Futures contracts	1,203,007
Written options	58,085
Swap contracts	(269,455)
Change in Net Unrealized Appreciation (Depreciation)	(1,931,786)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(1,084,868)
Increase in Net Assets From Operations	$6,943,378

See Notes to Financial Statements.

32	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2017 (unaudited) and the Year Ended May 31, 2017	November 30	May 31

Operations:
Net investment income	$8,028,246	$12,952,564
Net realized gain	846,918	1,093,282
Change in net unrealized appreciation (depreciation)	(1,931,786)	2,024,585
Increase in Net Assets From Operations	6,943,378	16,070,431

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(8,213,866)	(12,417,845)
Net realized gains	—	(10,811,402)
Decrease in Net Assets From Distributions to Shareholders	(8,213,866)	(23,229,247)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	129,280,608	183,218,938
Reinvestment of distributions	6,097,401	16,405,464
Cost of shares repurchased	(55,791,189)	(78,793,276)
Increase in Net Assets From Fund Share Transactions	79,586,820	120,831,126
Increase in Net Assets	78,316,332	113,672,310

Net Assets:
Beginning of period	622,106,250	508,433,940
End of period*	$700,422,582	$622,106,250
*Includes overdistributed and undistributed net investment income, respectively, of:	$(17,199)	$168,421

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	33

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$10.94	$11.09	$11.17	$11.13	$10.90	$11.23	$10.97

Income (loss) from operations:
Net investment income	0.11	0.22	0.23	0.19	0.09	0.20	0.14
Net realized and unrealized gain (loss)	(0.01)	0.06	0.01	0.04	0.23	(0.33)	0.28
Total income (loss) from operations	0.10	0.28	0.24	0.23	0.32	(0.13)	0.42

Less distributions from:
Net investment income	(0.12)	(0.21)	(0.23)	(0.19)	(0.09)	(0.20)	(0.15)
Net realized gains	—	(0.22)	(0.09)	—	—	—	(0.01)
Total distributions	(0.12)	(0.43)	(0.32)	(0.19)	(0.09)	(0.20)	(0.16)

Net asset value, end of period	$10.92	$10.94	$11.09	$11.17	$11.13	$10.90	$11.23
Total return[6]	0.89%	2.60%	2.18%	2.12%	2.91%	(1.18)%	3.81%

Net assets, end of period (000s)	$3,536	$6,374	$2,125	$856	$197	$181	106

Ratios to average net assets:
Gross expenses	0.75%[7]	0.85%[8]	0.83%[8]	0.92%[8]	1.06%[7]	1.10%[8]	0.96%[7]
Net expenses[9]	0.75 [7]	0.85 [8]	0.82 [8,10]	0.90 [8,10]	0.90 [7,10]	0.89 [8,10]	0.87 [7,10]
Net investment income	2.08 [7]	2.00	2.05	1.72	1.96 [7]	1.78	1.92 [7]

Portfolio turnover rate[11]	50%	55%	106%	59%	34%	119%	101%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 83% for the six months ended November 30, 2017, 60%,106% and 61% for the years ended May 31, 2017, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% and 118% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

34	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$10.96	$11.11	$11.19	$11.15	$10.92	$11.23	$10.97

Income (loss) from operations:
Net investment income	0.07	0.14	0.14	0.11	0.05	0.11	0.09
Net realized and unrealized gain (loss)	(0.01)	0.06	0.01	0.04	0.23	(0.30)	0.28
Total income (loss) from operations	0.06	0.20	0.15	0.15	0.28	(0.19)	0.37

Less distributions from:
Net investment income	(0.08)	(0.13)	(0.14)	(0.11)	(0.05)	(0.12)	(0.10)
Net realized gains	—	(0.22)	(0.09)	—	—	—	(0.01)
Total distributions	(0.08)	(0.35)	(0.23)	(0.11)	(0.05)	(0.12)	(0.11)

Net asset value, end of period	$10.94	$10.96	$11.11	$11.19	$11.15	$10.92	$11.23
Total return[6]	0.52%	1.84%	1.35%	1.36%	2.68%	(1.83)%	3.31%

Net assets, end of period (000s)	$688	$751	$602	$231	$340	$364	$45

Ratios to average net assets:
Gross expenses	1.56%[7]	1.59%[8]	1.65%[8]	1.67%[8]	1.79%[7,8]	1.77%[8]	1.87%[7]
Net expenses[9]	1.56 [7,10]	1.59 [8]	1.64 [8,10]	1.65 [8,10]	1.65 [7,8,10]	1.64 [8,10]	1.60 [7,10]
Net investment income	1.35 [7]	1.25	1.24	1.01	1.20 [7]	1.04	1.23 [7]

Portfolio turnover rate[11]	50%	55%	106%	59%	34%	119%	101%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 83% for the six months ended November 30, 2017, 60%,106% and 61% for the years ended May 31, 2017, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% and 118% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$10.94	$11.09	$11.18	$11.13	$10.90	$11.23	$10.97

Income (loss) from operations:
Net investment income	0.10	0.19	0.19	0.16	0.08	0.17	0.13
Net realized and unrealized gain (loss)	(0.02)	0.06	0.00 [6]	0.06	0.22	(0.33)	0.27
Total income (loss) from operations	0.08	0.25	0.19	0.22	0.30	(0.16)	0.40

Less distributions from:
Net investment income	(0.10)	(0.18)	(0.19)	(0.17)	(0.07)	(0.17)	(0.13)
Net realized gains	—	(0.22)	(0.09)	—	—	—	(0.01)
Total distributions	(0.10)	(0.40)	(0.28)	(0.17)	(0.07)	(0.17)	(0.14)

Net asset value, end of period	$10.92	$10.94	$11.09	$11.18	$11.13	$10.90	$11.23
Total return[7]	0.72%	2.29%	1.84%	1.86%	2.80%	(1.44)%	3.64%

Net assets, end of period (000s)	$331	$208	$185	$106	$15	$14	$10

Ratios to average net assets:
Gross expenses	1.22%[8,9]	1.26%[9]	1.36%[9]	1.19%[9]	1.28%[8]	1.37%	1.21%[8]
Net expenses[10,11]	1.15 [8,9]	1.15 [9]	1.15 [9]	1.15 [9]	1.15 [8]	1.15	1.14 [8]
Net investment income	1.77 [8]	1.69	1.72	1.45	1.71 [8]	1.53	1.72 [8]

Portfolio turnover rate[12]	50%	55%	106%	59%	34%	119%	101%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 83% for the six months ended November 30, 2017, 60%,106% and 61% for the years ended May 31, 2017, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% and 118% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

36	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[4]

Net asset value, beginning of period	$10.94	$11.09	$11.17	$11.13	$10.90	$11.23	$10.76

Income (loss) from operations:
Net investment income	0.13	0.26	0.26	0.24	0.11	0.24	0.28
Net realized and unrealized gain (loss)	(0.01)	0.06	0.01	0.04	0.22	(0.33)	0.48
Total income (loss) from operations	0.12	0.32	0.27	0.28	0.33	(0.09)	0.76

Less distributions from:
Net investment income	(0.14)	(0.25)	(0.26)	(0.24)	(0.10)	(0.24)	(0.28)
Net realized gains	—	(0.22)	(0.09)	—	—	—	(0.01)
Total distributions	(0.14)	(0.47)	(0.35)	(0.24)	(0.10)	(0.24)	(0.29)

Net asset value, end of period	$10.92	$10.94	$11.09	$11.17	$11.13	$10.90	$11.23
Total return[5]	1.06%	2.95%	2.49%	2.53%	3.08%	(0.78)%	7.10%

Net assets, end of period (000s)	$385,179	$306,436	$284,689	$227,426	$191,802	$210,537	$245,534

Ratios to average net assets:
Gross expenses	0.50%[6]	0.50%	0.52%	0.50%	0.51%[6]	0.50%	0.49%
Net expenses	0.50 [6]	0.50	0.51 [7]	0.49 [7]	0.49 [6,7]	0.48 [7]	0.45 [7]
Net investment income	2.42 [6]	2.34	2.36	2.15	2.36 [6]	2.18	2.57

Portfolio turnover rate[8]	50%	55%	106%	59%	34%	119%	101%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 83% for the six months ended November 30, 2017, 60%,106% and 61% for the years ended May 31, 2017, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% and 118% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[4]

Net asset value, beginning of period	$10.95	$11.10	$11.17	$11.13	$10.90	$11.23	$10.76

Income (loss) from operations:
Net investment income	0.14	0.26	0.26	0.24	0.11	0.25	0.28
Net realized and unrealized gain (loss)	(0.02)	0.06	0.03	0.04	0.23	(0.33)	0.48
Total income (loss) from operations	0.12	0.32	0.29	0.28	0.34	(0.08)	0.76

Less distributions from:
Net investment income	(0.14)	(0.25)	(0.27)	(0.24)	(0.11)	(0.25)	(0.28)
Net realized gains	—	(0.22)	(0.09)	—	—	—	(0.01)
Total distributions	(0.14)	(0.47)	(0.36)	(0.24)	(0.11)	(0.25)	(0.29)

Net asset value, end of period	$10.93	$10.95	$11.10	$11.17	$11.13	$10.90	$11.23
Total return[5]	1.08%	3.01%	2.65%	2.58%	3.10%	(0.74)%	7.11%

Net assets, end of period (000s)	$310,689	$308,338	$220,833	$417,938	$338,515	$282,662	$157,596

Ratios to average net assets:
Gross expenses	0.45%[6,7]	0.45%[7]	0.46%[7]	0.45%[7]	0.47%[6]	0.47%	0.48%
Net expenses[8,9]	0.45 [6,7]	0.45 [7]	0.45 [7]	0.45 [7]	0.45 [6]	0.44	0.44
Net investment income	2.46 [6]	2.39	2.39	2.20	2.41 [6]	2.25	2.56

Portfolio turnover rate[10]	50%	55%	106%	59%	34%	119%	101%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 83% for the six months ended November 30, 2017, 60%,106% and 61% for the years ended May 31, 2017, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% and 118% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

38	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

40	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term Investments†:
U.S. government & agency obligations	—	$216,472,027	—		$216,472,027
Asset-backed securities	—	63,598,079	$1,739,122		65,337,201
Collateralized mortgage obligations	—	71,505,869	—		71,505,869
Corporate bonds & notes:
Financials	—	96,242,974	0	*	96,242,974
Other corporate bonds & notes	—	138,048,583	—		138,048,583
Mortgage-backed securities	—	64,618,457	—		64,618,457
Municipal bonds	—	738,864	—		738,864
Sovereign bonds	—	31,960,682	—		31,960,682
U.S. treasury inflation protected securities	—	14,971,738	—		14,971,738
Purchased options	$159,222	—	—		159,222
Total long-term investments	159,222	698,157,273	1,739,122		700,055,617
Short-term investments†	—	30,596,993	—		30,596,993
Total investments	$159,222	$728,754,266	$1,739,122		$730,652,610
Other financial instruments:
Futures contracts	1,398,032	—	—		1,398,032
OTC credit default swaps on corporate issues — sell protection‡	—	2,328	—		2,328
Centrally cleared interest rate swaps	—	795,820	—		795,820
Centrally cleared credit default swaps on credit indices — sell protection	—	63,807	—		63,807
Total other financial instruments	$1,398,032	$861,955	—		$2,259,987
Total	$1,557,254	$729,616,221	$1,739,122		$732,912,597

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Written options	$104,292	—	—		$104,292
Futures contracts	602,563	—	—		602,563
Centrally cleared interest rate swaps	—	$261,954	—		261,954
Total	$706,855	$261,954	—		$968,809

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(d) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(e) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage

42	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2017, the total notional value of all credit default swaps to sell protection was $16,087,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2017, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make

44	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In a when-issued and delayed delivery transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or

46	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2017, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

48	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

During the six months ended November 30, 2017, fees waived and/or expenses reimbursed amounted to $640.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2018	—	$5	$231	$33,230	$26,396
Expires May 31, 2019	—	—	242	—	11,896
Expires May 31, 2020	—	—	75	—	559
Total fee waivers/expense reimbursements subject to recapture	—	$5	$548	$33,230	$38,851

50	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

For the six months ended November 30, 2017, LMPFA recaptured $7,462 and $8 for Class IS and Class R shares, respectively.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2017, LMIS and its affiliates retained sales charges of $313 on sales of the Fund’s Class A shares. In addition, for the six months ended November 30, 2017, there were no CDSCs paid to LMIS and its affiliates.

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$115,477,137	$549,465,809
Sales	39,028,213	501,397,000

At November 30, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid/(Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Securities	$732,305,108	$9,847,443	$(11,499,941)	$(1,652,498)
Futures contracts	—	1,398,032	(602,563)	795,469
Written options	(160,829)	75,754	(19,217)	56,537
Swap contracts	832,882	861,358	(261,954)	599,404

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2017.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$159,222	—	$159,222
Futures contracts[3]	1,398,032	—	1,398,032
OTC swap contracts[4]	—	$2,328	2,328
Centrally cleared swap contracts[5]	795,820	63,807	859,627
Total	$2,353,074	$66,135	$2,419,209

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$104,292
Futures contracts[3]	602,563
Centrally cleared swap contracts[5]	261,954
Total	$968,809

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(655,525)	—	$(655,525)
Written options	352,139	—	352,139
Futures contracts	(1,367,452)	—	(1,367,452)
Swap contracts	1,227,714	$30,008	1,257,722
Total	$(443,124)	$30,008	$(413,116)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

52	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(252,445)	—	$(252,445)
Written options	58,085	—	58,085
Futures contracts	1,203,007	—	1,203,007
Swap contracts	(333,705)	$64,250	(269,455)
Total	$674,942	$64,250	$739,192

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended November 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$256,772
Written options	120,984
Futures contracts (to buy)	232,317,937
Futures contracts (to sell)	411,094,603

Average Notional Balance
Interest rate swap contracts	$79,501,429
Credit default swap contracts (to sell protection)	9,234,143

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2017.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Capital Inc.	$2,328	—	$2,328	—	$2,328

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its class A shares, class C shares and class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

For the six months ended November 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$15,528		$3,748
Class C	3,816	[1]	451
Class R	574		303
Class I	—		87,813
Class IS	—		564
Total	$19,918		$92,879

[1]	Amount shown is exclusive of expense reimbursements. For the six months ended November 30, 2017, the service and/or distribution fees reimbursed amounted to $6 for Class C shares.

For the six months ended November 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	$6
Class R	75
Class I	—
Class IS	559
Total	$640

6. Distributions to shareholders by class

	Six Months Ended November 30, 2017	Year Ended May 31, 2017
Net Investment Income:
Class A	$125,191	$47,277
Class C	5,285	9,231
Class R	2,149	3,475
Class I	4,203,695	6,440,052
Class IS	3,877,546	5,917,810
Total	$8,213,866	$12,417,845

Net Realized Gains:
Class A	—	$48,502
Class C	—	16,426
Class R	—	4,562
Class I	—	5,631,573
Class IS	—	5,110,339
Total	—	$10,811,402

54	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

7. Capital shares

At November 30, 2017, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,243,013	$24,601,074	524,489	$5,724,294
Shares issued on reinvestment	7,543	82,759	7,964	86,680
Shares repurchased	(2,509,274)	(27,574,106)	(141,399)	(1,541,311)
Net increase (decrease)	(258,718)	$(2,890,273)	391,054	$4,269,663

Class C
Shares sold	8,596	$94,591	40,850	$456,169
Shares issued on reinvestment	466	5,112	2,247	24,432
Shares repurchased	(14,721)	(161,649)	(28,826)	(316,813)
Net increase (decrease)	(5,659)	$(61,946)	14,271	$163,788

Class R
Shares sold	13,685	$150,124	6,042	$66,773
Shares issued on reinvestment	95	1,033	427	4,646
Shares repurchased	(2,519)	(27,682)	(4,107)	(44,360)
Net increase	11,261	$123,475	2,362	$27,059

Class I
Shares sold	9,060,235	$99,423,702	7,842,401	$86,021,245
Shares issued on reinvestment	197,234	2,160,761	492,548	5,370,524
Shares repurchased	(2,006,108)	(22,001,030)	(5,997,788)	(66,113,512)
Net increase	7,251,361	$79,583,433	2,337,161	$25,278,257

Class IS
Shares sold	456,667	$5,011,117	8,231,638	$90,950,457
Shares issued on reinvestment	350,893	3,847,736	1,001,234	10,919,182
Shares repurchased	(549,003)	(6,026,722)	(970,106)	(10,777,280)
Net increase	258,557	$2,832,131	8,262,766	$91,092,359

8. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”), from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the

Western Asset Intermediate Bond Fund 2017 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended November 30, 2017, the Fund incurred a commitment fee in the amount of $2,840. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2017.

9. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2017. The following transactions were effected in shares of such companies for the six months ended November 30, 2017.

	Affiliate Value at May 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$200,616,993	200,616,993	$170,020,000	170,020,000	—	$153,031	—	$30,596,993

10. Deferred capital losses

As of May 31, 2017, the Fund had deferred capital losses of $3,564,616, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and, upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

56	Western Asset Intermediate Bond Fund 2017 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited in London (“WAML” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 12, 2017 and October 17, 2017. At a meeting held on November 14, 2017, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as WAML, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreement between LMPFA and WAML with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to WAML because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to approve and renew the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff; and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the

Western Asset Intermediate Bond Fund	57

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each Subadviser would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group and to its investment benchmark over the one-, three-, five- and ten-year periods ended August 31, 2017. In that connection, the Directors noted that the performance of the Fund slightly exceeded its peer average performance for the ten-year period and was slightly lower than the peer average for the one-, three- and five-year periods. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by either Subadviser. The Directors observed that the management fee paid by the Fund to LMPFA was slightly lower than the average of the combined advisory and administration fees paid by funds in its peer group and that total expenses for the Fund were lower than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and the Subadvisers may receive from their relationships with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was

58	Western Asset Intermediate Bond Fund

consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Intermediate Bond Fund	59

Western Asset

Intermediate Bond Fund

Directors

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart,

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Intermediate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012830 1/18 SR17-3257

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	January 22, 2018